PREPAYMENT FOR DEVELOPMENT OF INTANGIBLE ASSETS / INTANGIBLE ASSET, NET (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF BALANCES OF THE INTANGIBLE ASSETS

As of December 31, 2024 and 2025, the balances of the intangible asset are as follows:

	As of December 31,
	2024	2025
	HK$	HK$	US$ (Note 2(e))
Information technology service management system	3,404,743	3,404,743	436,506
Less: accumulated amortization	(1,060,316)	(1,841,791)	(236,127)
Intangible asset, net	2,344,427	1,562,952	200,379